UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-1776

Name of Registrant: Vanguard Wellesley Income Fund

Address of Registrant:

P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:

Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30

Date of reporting period: June 30, 2011

Item 1: Schedule of Investments

Vanguard Wellesley Income Fund

Schedule of Investments
As of June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (8.5%)
U.S. Government Securities (1.0%)
	United States Treasury Note/Bond	4.750%	2/15/41	85,000	90,326
	United States Treasury Note/Bond	4.375%	5/15/41	125,000	124,785
					215,111
Agency Bonds and Notes (1.1%)
	Egypt Government AID Bonds	4.450%	9/15/15	22,500	24,820
1	Federal Home Loan Mortgage Corp.	4.750%	11/17/15	50,000	56,387
	Private Export Funding Corp.	2.250%	12/15/17	57,055	55,812
	Residual Funding Corp. Principal Strip	0.000%	7/15/20	27,985	20,322
1	Tennessee Valley Authority	4.375%	6/15/15	35,000	38,845
1	Tennessee Valley Authority	4.625%	9/15/60	57,000	54,041
					250,227
Conventional Mortgage-Backed Securities (6.0%)
[1,2] Freddie Mac Gold Pool		4.000%	8/1/40–7/1/41	1,357,468	1,357,538
2	Ginnie Mae I Pool	6.000%	6/15/31–7/15/35	165	182
2	Ginnie Mae I Pool	6.500%	4/15/32–9/15/38	16,969	19,320
					1,377,040
Nonconventional Mortgage-Backed Securities (0.4%)
[1,2] Fannie Mae REMICS		3.500%	4/25/31	6,910	6,206
[1,2] Fannie Mae REMICS		4.000%	9/25/29–5/25/31	13,201	12,803
[1,2] Freddie Mac REMICS		3.500%	3/15/31	4,095	3,676
[1,2] Freddie Mac REMICS		4.000%	12/15/30–4/15/31	77,206	73,859
					96,544
Total U.S. Government and Agency Obligations (Cost $1,922,092)					1,938,922
Asset-Backed/Commercial Mortgage-Backed Securities (2.6%)
2	Ally Auto Receivables Trust	1.350%	12/15/15	8,860	8,833
[2,3] Ally Master Owner Trust		2.880%	4/15/15	38,668	39,571
2	Ally Master Owner Trust	2.150%	1/15/16	34,595	34,930
2	AmeriCredit Automobile Receivables Trust	2.040%	9/8/15	7,450	7,494
2	AmeriCredit Automobile Receivables Trust	1.170%	1/8/16	6,520	6,510
2	AmeriCredit Automobile Receivables Trust	2.190%	2/8/16	4,760	4,830
2	AmeriCredit Automobile Receivables Trust	3.340%	4/8/16	6,050	6,146
2	AmeriCredit Automobile Receivables Trust	2.280%	6/8/16	10,000	9,995
[2,3] Avis Budget Rental Car Funding AESOP LLC		5.680%	2/20/14	5,075	5,396
[2,3] Avis Budget Rental Car Funding AESOP LLC		2.090%	4/20/15	39,465	39,669
[2,3] Avis Budget Rental Car Funding AESOP LLC		3.150%	3/20/17	8,000	8,144
[2,3] Citibank Omni Master Trust		3.350%	8/15/16	41,580	42,568
2	CNH Equipment Trust	3.000%	8/17/15	11,550	11,902
2	Credit Suisse First Boston Mortgage
	Securities Corp.	4.940%	12/15/35	28,075	29,237
2	Credit Suisse First Boston Mortgage
	Securities Corp.	5.183%	11/15/36	4,725	4,903
2	Ford Credit Auto Lease Trust	0.740%	9/15/13	21,715	21,713
2	Ford Credit Auto Owner Trust	2.170%	10/15/13	4,898	4,947
2,3,4Ford Credit Floorplan Master Owner Trust		1.837%	12/15/14	27,000	27,439
[2,3] Ford Credit Floorplan Master Owner Trust		4.200%	2/15/17	7,000	7,536
2	GE Capital Credit Card Master Note Trust	3.690%	7/15/15	46,035	47,497
[2,3] GE Equipment Small Ticket LLC		1.450%	1/21/18	13,388	13,653

[2,3] Hertz Vehicle Financing LLC		2.200%	3/25/16	28,910	28,910
[2,3] Hertz Vehicle Financing LLC		3.740%	2/25/17	28,680	29,666
2	Hyundai Auto Receivables Trust	2.030%	8/15/13	4,765	4,795
2	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.161%	10/12/37	4,800	4,979
2	Morgan Stanley Dean Witter Capital I	5.080%	9/15/37	15,753	16,309
[2,3] OBP Depositor LLC Trust		4.646%	7/15/45	23,260	24,556
[2,3] Santander Consumer Acquired Receivables
	Trust	1.400%	10/15/14	18,649	19,007
2	Santander Drive Auto Receivables Trust	0.930%	6/17/13	17,720	17,749
[2,3] Santander Drive Auto Receivables Trust		1.010%	7/15/13	31,245	31,279
[2,3] Santander Drive Auto Receivables Trust		1.370%	8/15/13	22,079	22,144
[2,3] Santander Drive Auto Receivables Trust		1.830%	11/17/14	1,920	1,933
2	World Omni Automobile Lease Securitization
	Trust	1.490%	10/15/14	18,870	18,993
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $598,542)					603,233
Corporate Bonds (43.1%)
Finance (18.5%)
	Banking (13.7%)
	American Express Co.	7.250%	5/20/14	17,000	19,451
	American Express Co.	5.500%	9/12/16	25,000	28,029
	American Express Co.	6.150%	8/28/17	35,000	39,705
	American Express Credit Corp.	2.750%	9/15/15	25,000	25,068
3	ANZ National International Ltd.	2.375%	12/21/12	10,890	11,071
3	ANZ National International Ltd.	6.200%	7/19/13	9,165	9,950
	Bank of America Corp.	4.875%	1/15/13	33,700	35,211
	Bank of America Corp.	7.375%	5/15/14	12,590	14,123
	Bank of America Corp.	5.375%	6/15/14	25,525	27,254
	Bank of America Corp.	3.625%	3/17/16	10,000	10,028
	Bank of America Corp.	5.625%	10/14/16	22,500	23,826
	Bank of America Corp.	5.650%	5/1/18	15,000	15,760
	Bank of America Corp.	5.625%	7/1/20	25,000	25,810
	Bank of America Corp.	5.875%	1/5/21	10,285	10,801
	Bank of America Corp.	5.000%	5/13/21	36,000	35,477
	Bank of New York Mellon Corp.	4.300%	5/15/14	24,670	26,607
	Bank of New York Mellon Corp.	2.950%	6/18/15	14,750	15,195
	Bank of New York Mellon Corp.	5.450%	5/15/19	49,465	54,647
	Bank of Nova Scotia	3.400%	1/22/15	47,000	49,356
	Bank One Corp.	7.750%	7/15/25	25,000	29,504
	Barclays Bank plc	2.375%	1/13/14	27,000	27,285
	Barclays Bank plc	5.000%	9/22/16	12,865	13,726
	Barclays Bank plc	6.750%	5/22/19	18,605	20,871
	Barclays Bank plc	5.125%	1/8/20	20,000	20,008
	BB&T Corp.	4.750%	10/1/12	16,000	16,659
	BB&T Corp.	5.250%	11/1/19	19,000	20,101
	Bear Stearns Cos. LLC	7.250%	2/1/18	14,860	17,579
	BNP Paribas SA	3.250%	3/11/15	34,770	35,337
	Canadian Imperial Bank of Commerce	2.350%	12/11/15	41,000	40,777
	Capital One Financial Corp.	7.375%	5/23/14	18,335	20,923
	Citigroup Inc.	6.010%	1/15/15	15,000	16,445
	Citigroup Inc.	4.750%	5/19/15	14,725	15,560
	Citigroup Inc.	4.587%	12/15/15	15,410	16,113
	Citigroup Inc.	3.953%	6/15/16	41,322	42,202
	Citigroup Inc.	8.500%	5/22/19	28,000	34,521
	Citigroup Inc.	5.375%	8/9/20	46,320	48,229
	Citigroup Inc.	6.625%	6/15/32	9,000	9,189
	Citigroup Inc.	6.000%	10/31/33	15,000	14,204

Citigroup Inc.	5.850%	12/11/34	15,000	14,662
Citigroup Inc.	6.125%	8/25/36	50,000	47,864
Citigroup Inc.	8.125%	7/15/39	3,380	4,261
Comerica Inc.	3.000%	9/16/15	3,065	3,076
3 Commonwealth Bank of Australia	3.750%	10/15/14	13,000	13,665
3 Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.200%	3/11/15	28,000	29,065
3 Credit Agricole SA	3.500%	4/13/15	28,000	28,265
Credit Suisse	5.300%	8/13/19	9,000	9,572
Credit Suisse AG	5.400%	1/14/20	22,000	22,346
Credit Suisse New York	2.200%	1/14/14	32,000	32,398
Credit Suisse New York	3.500%	3/23/15	22,970	23,639
Credit Suisse New York	4.375%	8/5/20	25,000	24,460
Credit Suisse USA Inc.	5.125%	1/15/14	23,825	25,794
Credit Suisse USA Inc.	4.875%	1/15/15	5,430	5,866
Credit Suisse USA Inc.	7.125%	7/15/32	13,300	15,842
Deutsche Bank AG/London	4.875%	5/20/13	30,000	31,857
Deutsche Bank AG/London	3.450%	3/30/15	44,000	45,385
Goldman Sachs Group Inc.	5.250%	10/15/13	29,400	31,325
Goldman Sachs Group Inc.	3.625%	2/7/16	13,275	13,412
Goldman Sachs Group Inc.	6.250%	9/1/17	49,000	53,699
Goldman Sachs Group Inc.	5.950%	1/18/18	12,000	13,011
Goldman Sachs Group Inc.	7.500%	2/15/19	20,790	24,117
Goldman Sachs Group Inc.	6.000%	6/15/20	20,000	21,473
Goldman Sachs Group Inc.	6.125%	2/15/33	20,000	20,009
Goldman Sachs Group Inc.	6.450%	5/1/36	25,000	23,839
Goldman Sachs Group Inc.	6.250%	2/1/41	35,790	36,075
3 HBOS plc	6.000%	11/1/33	19,000	14,174
3 HSBC Bank plc	2.000%	1/19/14	11,000	11,097
3 HSBC Bank plc	3.500%	6/28/15	30,000	30,751
3 HSBC Bank plc	4.750%	1/19/21	42,960	42,701
HSBC Bank USA NA	4.625%	4/1/14	13,100	13,977
HSBC Bank USA NA	5.875%	11/1/34	21,000	21,010
HSBC Holdings plc	7.625%	5/17/32	15,800	17,357
HSBC Holdings plc	6.500%	5/2/36	22,000	22,581
3 ING Bank NV	2.650%	1/14/13	22,000	22,247
3 ING Bank NV	2.000%	10/18/13	34,000	33,730
JPMorgan Chase & Co.	5.750%	1/2/13	14,000	14,892
JPMorgan Chase & Co.	4.650%	6/1/14	16,500	17,687
JPMorgan Chase & Co.	5.125%	9/15/14	9,665	10,425
JPMorgan Chase & Co.	3.700%	1/20/15	24,000	24,862
JPMorgan Chase & Co.	3.450%	3/1/16	25,000	25,419
JPMorgan Chase & Co.	3.150%	7/5/16	22,000	22,111
JPMorgan Chase & Co.	6.300%	4/23/19	68,310	76,701
JPMorgan Chase & Co.	4.625%	5/10/21	14,000	14,060
2 JPMorgan Chase & Co.	7.900%	12/29/49	23,350	25,101
3 Lloyds TSB Bank plc	4.375%	1/12/15	14,665	14,936
Mellon Funding Corp.	5.000%	12/1/14	12,000	13,131
Merrill Lynch & Co. Inc.	5.000%	2/3/14	15,000	15,909
Merrill Lynch & Co. Inc.	6.875%	4/25/18	32,000	35,384
Merrill Lynch & Co. Inc.	6.110%	1/29/37	30,000	28,228
Morgan Stanley	5.300%	3/1/13	12,925	13,704
Morgan Stanley	6.000%	5/13/14	15,000	16,348
Morgan Stanley	4.000%	7/24/15	32,000	32,526
Morgan Stanley	3.800%	4/29/16	14,470	14,468
Morgan Stanley	5.950%	12/28/17	10,000	10,714
Morgan Stanley	7.300%	5/13/19	53,955	60,370
Morgan Stanley	5.500%	7/24/20	25,000	25,410

Morgan Stanley	5.750%	1/25/21	13,900	14,343
Morgan Stanley	7.250%	4/1/32	51,100	59,281
National City Bank	5.800%	6/7/17	50,000	55,985
National City Bank of Pennsylvania	7.250%	10/21/11	22,000	22,369
3 Nordea Bank AB	2.125%	1/14/14	33,000	33,342
3 Nordea Bank AB	3.700%	11/13/14	12,155	12,715
Northern Trust Co.	4.600%	2/1/13	10,000	10,605
Northern Trust Corp.	4.625%	5/1/14	6,130	6,672
Northern Trust Corp.	3.450%	11/4/20	10,285	9,794
PNC Bank NA	5.250%	1/15/17	16,000	17,437
2 PNC Financial Services Group Inc.	8.250%	5/31/49	12,000	12,720
PNC Funding Corp.	5.500%	9/28/12	4,825	5,095
PNC Funding Corp.	4.250%	9/21/15	5,765	6,151
Royal Bank of Scotland plc	4.875%	3/16/15	27,000	27,987
3 Societe Generale SA	5.200%	4/15/21	65,000	62,730
3 Standard Chartered plc	3.850%	4/27/15	8,525	8,837
State Street Corp.	5.375%	4/30/17	55,500	62,897
3 Svenska Handelsbanken AB	4.875%	6/10/14	29,000	31,434
UBS AG	2.750%	1/8/13	30,000	30,575
UBS AG	3.875%	1/15/15	26,000	27,217
UBS AG	4.875%	8/4/20	25,000	25,469
US Bancorp	2.875%	11/20/14	17,000	17,707
US Bank NA/Cincinnati OH	6.375%	8/1/11	25,000	25,089
US Bank NA/Cincinnati OH	4.950%	10/30/14	12,400	13,558
Wachovia Bank NA	4.800%	11/1/14	19,640	20,957
Wachovia Corp.	4.875%	2/15/14	19,250	20,476
Wachovia Corp.	5.250%	8/1/14	14,495	15,597
Wachovia Corp.	6.605%	10/1/25	15,000	16,403
Wells Fargo & Co.	3.750%	10/1/14	20,000	21,018
Wells Fargo & Co.	3.625%	4/15/15	11,400	11,855
Wells Fargo & Co.	3.676%	6/15/16	17,000	17,580
Wells Fargo & Co.	5.625%	12/11/17	47,000	52,078
Wells Fargo Bank NA	5.950%	8/26/36	25,000	25,323
Wells Fargo Financial Inc.	5.500%	8/1/12	34,100	35,871

Brokerage (0.1%)
Ameriprise Financial Inc.	5.300%	3/15/20	6,625	7,067
Charles Schwab Corp.	4.950%	6/1/14	7,650	8,364
Nomura Holdings Inc.	5.000%	3/4/15	10,295	10,846

Finance Companies (1.3%)
General Electric Capital Corp.	5.450%	1/15/13	20,175	21,464
General Electric Capital Corp.	5.900%	5/13/14	10,565	11,716
General Electric Capital Corp.	2.950%	5/9/16	17,000	17,053
General Electric Capital Corp.	5.625%	9/15/17	12,000	13,211
General Electric Capital Corp.	5.625%	5/1/18	10,000	10,949
General Electric Capital Corp.	5.300%	2/11/21	6,305	6,560
General Electric Capital Corp.	6.750%	3/15/32	75,000	82,834
General Electric Capital Corp.	5.875%	1/14/38	65,000	65,038
General Electric Capital Corp.	6.875%	1/10/39	33,000	37,008
HSBC Finance Corp.	4.750%	7/15/13	12,225	12,926

Insurance (2.5%)
ACE INA Holdings Inc.	2.600%	11/23/15	24,000	24,019
ACE INA Holdings Inc.	5.700%	2/15/17	15,000	16,683
ACE INA Holdings Inc.	5.900%	6/15/19	15,000	16,793
Aetna Inc.	6.500%	9/15/18	5,395	6,278
Allstate Corp.	7.500%	6/15/13	20,000	22,284

Allstate Corp.	6.200%	5/16/14	7,000	7,919
Allstate Corp.	7.450%	5/16/19	10,000	11,913
3 ASIF Global Financing XIX	4.900%	1/17/13	25,000	26,188
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	32,000	35,432
Genworth Global Funding Trusts	5.750%	5/15/13	10,000	10,542
3 Genworth Life Institutional Funding Trust	5.875%	5/3/13	12,000	12,731
Hartford Financial Services Group Inc.	5.500%	10/15/16	16,665	17,655
Hartford Financial Services Group Inc.	6.100%	10/1/41	26,000	24,528
3 Liberty Mutual Insurance Co.	8.500%	5/15/25	21,665	25,213
3 MassMutual Global Funding II	3.625%	7/16/12	11,248	11,566
3 MassMutual Global Funding II	2.875%	4/21/14	3,878	4,007
3 Metropolitan Life Global Funding I	2.875%	9/17/12	16,000	16,316
3 Metropolitan Life Global Funding I	5.125%	4/10/13	25,000	26,642
3 Metropolitan Life Global Funding I	5.125%	6/10/14	15,000	16,347
3 Metropolitan Life Insurance Co.	7.800%	11/1/25	25,000	29,229
3 New York Life Insurance Co.	5.875%	5/15/33	44,785	46,493
Prudential Financial Inc.	5.800%	6/15/12	3,425	3,585
Prudential Financial Inc.	5.100%	9/20/14	12,000	13,070
Prudential Financial Inc.	4.750%	6/13/15	21,000	22,451
Prudential Financial Inc.	3.000%	5/12/16	3,550	3,537
Prudential Financial Inc.	4.500%	11/15/20	24,055	23,730
Travelers Cos. Inc.	5.800%	5/15/18	8,690	9,637
Travelers Cos. Inc.	5.900%	6/2/19	9,400	10,472
UnitedHealth Group Inc.	6.000%	2/15/18	22,000	24,956
UnitedHealth Group Inc.	3.875%	10/15/20	6,786	6,638
UnitedHealth Group Inc.	6.625%	11/15/37	20,000	22,182
WellPoint Inc.	4.350%	8/15/20	25,635	25,885

Other Finance (0.1%)
NYSE Euronext	4.800%	6/28/13	24,540	26,212

Real Estate Investment Trusts (0.8%)
Duke Realty LP	5.950%	2/15/17	2,100	2,296
Duke Realty LP	6.500%	1/15/18	7,000	7,755
HCP Inc.	6.000%	1/30/17	20,000	21,953
Realty Income Corp.	5.950%	9/15/16	9,940	11,015
Realty Income Corp.	5.750%	1/15/21	8,675	9,150
Simon Property Group LP	5.100%	6/15/15	16,000	17,533
Simon Property Group LP	5.250%	12/1/16	5,000	5,471
Simon Property Group LP	5.875%	3/1/17	25,000	27,993
Simon Property Group LP	6.125%	5/30/18	6,625	7,429
Simon Property Group LP	4.375%	3/1/21	22,000	21,668
3 WEA Finance LLC	7.125%	4/15/18	21,425	24,785
3 WEA Finance LLC / WT Finance Aust Pty Ltd.	7.500%	6/2/14	25,000	28,827
				4,222,801
Industrial (20.7%)
Basic Industry (0.8%)
Agrium Inc.	6.125%	1/15/41	6,055	6,296
ArcelorMittal	6.750%	3/1/41	16,230	16,022
BHP Billiton Finance USA Ltd.	4.800%	4/15/13	33,500	35,783
EI du Pont de Nemours & Co.	4.125%	3/6/13	27,200	28,644
EI du Pont de Nemours & Co.	2.750%	4/1/16	23,000	23,379
Monsanto Finance Canada Co.	5.500%	7/30/35	15,000	15,321
Praxair Inc.	6.375%	4/1/12	25,000	26,058
Rio Tinto Alcan Inc.	4.875%	9/15/12	10,500	11,005
Rio Tinto Alcan Inc.	4.500%	5/15/13	22,300	23,657

Capital Goods (2.0%)
3M Co.	6.375%	2/15/28	25,000	28,845
Boeing Co.	3.750%	11/20/16	23,500	25,213
Caterpillar Financial Services Corp.	2.000%	4/5/13	9,880	10,094
Caterpillar Financial Services Corp.	1.375%	5/20/14	19,745	19,757
Caterpillar Financial Services Corp.	2.750%	6/24/15	7,500	7,783
Caterpillar Inc.	3.900%	5/27/21	25,245	25,205
Caterpillar Inc.	6.950%	5/1/42	15,000	18,762
Deere & Co.	4.375%	10/16/19	13,090	13,801
Dover Corp.	4.875%	10/15/15	10,000	11,124
Eaton Corp.	5.750%	7/15/12	15,600	16,427
Eaton Corp.	5.300%	3/15/17	20,000	22,412
Eaton Corp.	6.500%	6/1/25	10,000	11,567
General Dynamics Corp.	4.250%	5/15/13	41,100	43,774
Honeywell International Inc.	4.250%	3/1/21	29,484	30,379
Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	7,000	7,654
John Deere Capital Corp.	7.000%	3/15/12	25,000	26,137
John Deere Capital Corp.	2.950%	3/9/15	6,595	6,868
Raytheon Co.	1.625%	10/15/15	24,650	24,094
Raytheon Co.	3.125%	10/15/20	10,000	9,335
3 Siemens Financieringsmaatschappij NV	5.750%	10/17/16	45,820	52,604
United Technologies Corp.	4.875%	5/1/15	15,000	16,689
United Technologies Corp.	4.500%	4/15/20	24,170	25,478

Communication (4.7%)
AT&T Inc.	2.500%	8/15/15	26,000	26,315
AT&T Inc.	2.950%	5/15/16	48,790	49,497
AT&T Inc.	6.500%	9/1/37	50,000	53,965
AT&T Inc.	6.550%	2/15/39	15,000	16,427
AT&T Inc.	5.350%	9/1/40	33,257	31,292
BellSouth Corp.	6.000%	10/15/11	31,000	31,476
BellSouth Corp.	6.000%	11/15/34	34,000	34,208
CBS Corp.	5.750%	4/15/20	3,995	4,303
CBS Corp.	4.300%	2/15/21	36,710	35,586
Cellco Partnership / Verizon Wireless Capital
LLC	7.375%	11/15/13	18,000	20,459
Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	18,000	19,805
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	12,500	16,194
Comcast Corp.	6.450%	3/15/37	20,000	21,222
Comcast Corp.	6.950%	8/15/37	45,000	50,789
3 COX Communications Inc.	5.875%	12/1/16	40,000	45,312
Deutsche Telekom International Finance BV	8.750%	6/15/30	30,000	39,381
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.750%	10/1/14	11,000	12,021
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.125%	2/15/16	11,000	11,139
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.200%	3/15/20	20,000	21,042
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.375%	3/1/41	22,600	24,025
Discovery Communications LLC	5.625%	8/15/19	7,635	8,376
Discovery Communications LLC	5.050%	6/1/20	13,365	14,171
France Telecom SA	8.500%	3/1/31	40,000	53,886
Grupo Televisa SA	6.625%	1/15/40	13,805	14,311
Michigan Bell Telephone Co.	7.850%	1/15/22	25,000	30,847
3 NBCUniversal Media LLC	4.375%	4/1/21	16,000	15,720

3 News America Inc.	4.500%	2/15/21	4,650	4,607
News America Inc.	6.200%	12/15/34	11,000	11,176
News America Inc.	6.150%	3/1/37	12,668	12,797
News America Inc.	6.650%	11/15/37	5,320	5,686
3 News America Inc.	6.150%	2/15/41	7,985	8,016
3 SBA Tower Trust	4.254%	4/15/15	16,640	17,239
Telefonica Emisiones SAU	3.992%	2/16/16	24,850	25,070
Time Warner Cable Inc.	5.850%	5/1/17	70,000	78,394
Verizon Communications Inc.	3.000%	4/1/16	10,000	10,208
Verizon Communications Inc.	5.500%	4/1/17	35,000	39,421
Verizon Communications Inc.	6.100%	4/15/18	11,000	12,626
Verizon Communications Inc.	6.400%	2/15/38	23,000	24,791
Verizon Global Funding Corp.	4.375%	6/1/13	14,500	15,398
Verizon New Jersey Inc.	8.000%	6/1/22	14,585	17,452
Verizon Virginia Inc.	7.875%	1/15/22	16,000	19,335
Vodafone Group plc	2.875%	3/16/16	34,000	34,260
Vodafone Group plc	5.450%	6/10/19	26,000	28,914

Consumer Cyclical (3.1%)
3 American Honda Finance Corp.	6.700%	10/1/13	25,000	27,825
3 American Honda Finance Corp.	2.500%	9/21/15	25,000	25,049
CVS Caremark Corp.	4.875%	9/15/14	12,000	13,146
CVS Caremark Corp.	6.125%	8/15/16	25,000	28,776
CVS Caremark Corp.	5.750%	6/1/17	25,000	28,146
Daimler Finance North America LLC	6.500%	11/15/13	25,000	27,781
Home Depot Inc.	5.400%	3/1/16	5,000	5,586
Home Depot Inc.	3.950%	9/15/20	5,500	5,433
Johnson Controls Inc.	5.000%	3/30/20	29,000	30,790
Lowe's Cos. Inc.	5.000%	10/15/15	21,356	23,977
Lowe's Cos. Inc.	2.125%	4/15/16	26,665	26,551
Lowe's Cos. Inc.	6.650%	9/15/37	5,000	5,746
Lowe's Cos. Inc.	5.800%	4/15/40	10,280	10,691
McDonald's Corp.	5.750%	3/1/12	10,000	10,348
McDonald's Corp.	3.500%	7/15/20	21,760	21,595
PACCAR Financial Corp.	1.950%	12/17/12	9,820	9,982
Staples Inc.	9.750%	1/15/14	21,910	26,128
Target Corp.	5.875%	3/1/12	31,000	32,110
Target Corp.	5.375%	5/1/17	5,000	5,701
Target Corp.	6.000%	1/15/18	16,500	19,055
Target Corp.	7.000%	1/15/38	17,500	21,083
Time Warner Inc.	5.875%	11/15/16	39,000	44,263
Time Warner Inc.	4.750%	3/29/21	5,000	5,070
Toyota Motor Credit Corp.	2.800%	1/11/16	29,762	30,256
Viacom Inc.	6.250%	4/30/16	20,000	23,039
3 Volkswagen International Finance NV	1.625%	8/12/13	24,220	24,433
Wal-Mart Stores Inc.	3.625%	7/8/20	75,000	73,955
Wal-Mart Stores Inc.	3.250%	10/25/20	6,290	5,997
Wal-Mart Stores Inc.	4.250%	4/15/21	15,000	15,289
Wal-Mart Stores Inc.	5.625%	4/15/41	52,780	53,967
Walt Disney Co.	5.625%	9/15/16	20,000	23,130
Western Union Co.	5.930%	10/1/16	12,750	14,350

Consumer Noncyclical (6.2%)
Abbott Laboratories	4.350%	3/15/14	20,000	21,773
Abbott Laboratories	4.125%	5/27/20	10,000	10,198
Altria Group Inc.	4.125%	9/11/15	10,000	10,596
Altria Group Inc.	4.750%	5/5/21	22,770	22,717
Amgen Inc.	2.300%	6/15/16	11,460	11,359

Amgen Inc.	6.150%	6/1/18	5,000	5,803
Amgen Inc.	5.700%	2/1/19	18,055	20,319
Amgen Inc.	4.500%	3/15/20	1,855	1,909
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	8,700	10,951
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	8,300	10,080
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	30,000	33,070
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	7,000	7,152
AstraZeneca plc	5.900%	9/15/17	50,000	58,289
Becton Dickinson and Co.	4.550%	4/15/13	25,900	27,580
Bestfoods	6.625%	4/15/28	25,000	29,826
Cardinal Health Inc.	5.850%	12/15/17	4,000	4,506
3 Cargill Inc.	6.000%	11/27/17	7,000	8,068
3 Cargill Inc.	6.125%	9/15/36	22,000	24,050
3 Cargill Inc.	6.625%	9/15/37	42,830	49,864
Coca-Cola Co.	5.350%	11/15/17	50,000	57,787
Coca-Cola Enterprises Inc.	2.125%	9/15/15	5,000	4,943
Coca-Cola Enterprises Inc.	3.500%	9/15/20	4,600	4,404
Coca-Cola Enterprises Inc.	4.500%	9/1/21	14,785	15,149
Coca-Cola Refreshments USA Inc.	7.375%	3/3/14	8,098	9,401
Colgate-Palmolive Co.	2.950%	11/1/20	25,000	23,743
Diageo Capital plc	5.200%	1/30/13	19,810	21,161
Diageo Capital plc	5.500%	9/30/16	11,066	12,522
Diageo Finance BV	5.500%	4/1/13	10,593	11,438
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	7,406	7,478
Eli Lilly & Co.	6.000%	3/15/12	10,000	10,388
Eli Lilly & Co.	5.500%	3/15/27	20,000	21,483
Express Scripts Inc.	6.250%	6/15/14	9,065	10,167
General Mills Inc.	5.650%	2/15/19	6,850	7,729
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	10,000	10,892
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	20,000	22,706
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	16,055	16,599
Johnson & Johnson	3.800%	5/15/13	9,895	10,459
Johnson & Johnson	2.150%	5/15/16	11,000	11,025
Johnson & Johnson	6.730%	11/15/23	15,000	19,098
Kellogg Co.	4.000%	12/15/20	41,000	40,747
Kimberly-Clark Corp.	6.250%	7/15/18	25,000	29,352
Kraft Foods Inc.	5.625%	11/1/11	1,626	1,653
Kraft Foods Inc.	4.125%	2/9/16	15,000	16,004
Kraft Foods Inc.	5.375%	2/10/20	15,000	16,385
Kraft Foods Inc.	6.875%	1/26/39	7,000	8,060
McKesson Corp.	3.250%	3/1/16	4,910	5,064
Merck & Co. Inc.	5.300%	12/1/13	16,985	18,753
Merck & Co. Inc.	4.000%	6/30/15	13,585	14,664
Merck & Co. Inc.	5.000%	6/30/19	18,000	19,841
Merck & Co. Inc.	3.875%	1/15/21	30,000	29,824
PepsiCo Inc.	5.150%	5/15/12	43,869	45,657
PepsiCo Inc.	3.100%	1/15/15	26,000	27,249
PepsiCo Inc.	3.125%	11/1/20	23,000	21,567
Pfizer Inc.	5.350%	3/15/15	19,610	22,063
Pfizer Inc.	6.200%	3/15/19	28,600	33,473
Philip Morris International Inc.	4.500%	3/26/20	25,000	25,932
Philip Morris International Inc.	4.125%	5/17/21	15,705	15,611
2 Procter & Gamble - Esop	9.360%	1/1/21	20,193	25,494
Procter & Gamble Co.	6.450%	1/15/26	25,000	29,657
Procter & Gamble Co.	5.550%	3/5/37	25,000	26,708
3 Roche Holdings Inc.	6.000%	3/1/19	37,000	42,573
3 SABMiller plc	6.500%	7/15/18	30,000	34,730
Sanofi	4.000%	3/29/21	36,275	35,987

St. Jude Medical Inc.	2.500%	1/15/16	18,175	18,214
3 Tesco plc	5.500%	11/15/17	10,000	11,264
Thermo Fisher Scientific Inc.	2.050%	2/21/14	5,216	5,324
Thermo Fisher Scientific Inc.	3.250%	11/20/14	5,160	5,450
Thermo Fisher Scientific Inc.	3.200%	5/1/15	6,020	6,255
Thermo Fisher Scientific Inc.	3.200%	3/1/16	9,330	9,611
Unilever Capital Corp.	4.250%	2/10/21	78,185	81,058
Wyeth	5.950%	4/1/37	15,000	16,094

Energy (1.5%)
Apache Corp.	6.900%	9/15/18	5,000	6,041
BP Capital Markets plc	3.125%	10/1/15	11,000	11,261
BP Capital Markets plc	3.200%	3/11/16	24,000	24,386
BP Capital Markets plc	4.750%	3/10/19	18,140	19,032
BP Capital Markets plc	4.500%	10/1/20	12,000	12,163
Burlington Resources Finance Co.	6.500%	12/1/11	25,000	25,560
ConocoPhillips	7.000%	3/30/29	11,500	13,772
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	25,000	28,878
Encana Corp.	6.500%	8/15/34	15,000	15,890
EOG Resources Inc.	5.625%	6/1/19	8,285	9,303
3 Motiva Enterprises LLC	5.750%	1/15/20	2,535	2,811
Occidental Petroleum Corp.	4.100%	2/1/21	27,466	28,123
Shell International Finance BV	3.100%	6/28/15	10,000	10,434
Shell International Finance BV	3.250%	9/22/15	22,000	23,078
Shell International Finance BV	4.375%	3/25/20	24,000	25,198
Statoil ASA	2.900%	10/15/14	5,720	5,993
Statoil ASA	3.125%	8/17/17	33,000	33,210
Statoil ASA	5.250%	4/15/19	8,895	9,838
Suncor Energy Inc.	5.950%	12/1/34	13,000	13,347
Texaco Capital Inc.	8.625%	4/1/32	25,000	33,673

Other Industrial (0.1%)
3 Hutchison Whampoa International 09/16 Ltd.	4.625%	9/11/15	12,000	12,746
3 Hutchison Whampoa International 09/19 Ltd.	5.750%	9/11/19	12,000	12,788

Technology (2.0%)
Cisco Systems Inc.	4.450%	1/15/20	41,500	43,022
Dell Inc.	5.875%	6/15/19	18,250	20,506
Google Inc.	2.125%	5/19/16	18,815	18,802
Hewlett-Packard Co.	4.500%	3/1/13	15,000	15,889
Hewlett-Packard Co.	2.650%	6/1/16	45,000	45,247
Hewlett-Packard Co.	3.750%	12/1/20	42,000	40,768
Hewlett-Packard Co.	4.300%	6/1/21	30,000	30,290
International Business Machines Corp.	2.000%	1/5/16	35,000	34,761
International Business Machines Corp.	5.700%	9/14/17	41,710	48,435
International Business Machines Corp.	7.000%	10/30/25	25,000	31,032
Microsoft Corp.	4.000%	2/8/21	13,500	13,727
Microsoft Corp.	4.500%	10/1/40	18,210	16,582
Oracle Corp.	3.750%	7/8/14	15,000	16,055
Oracle Corp.	5.000%	7/8/19	35,000	38,256
Oracle Corp.	6.125%	7/8/39	8,000	8,832
Pitney Bowes Inc.	4.750%	5/15/18	10,000	10,205
Xerox Corp.	8.250%	5/15/14	10,335	12,088
Xerox Corp.	6.750%	2/1/17	3,525	4,114
Xerox Corp.	6.350%	5/15/18	2,395	2,737
Xerox Corp.	5.625%	12/15/19	1,245	1,359

Transportation (0.3%)
3 ERAC USA Finance LLC	2.250%	1/10/14	3,075	3,103
3 ERAC USA Finance LLC	6.375%	10/15/17	36,290	41,833
3 ERAC USA Finance LLC	4.500%	8/16/21	10,270	10,242
United Parcel Service Inc.	4.875%	11/15/40	14,810	14,216
				4,743,200
Utilities (3.9%)
Electric (3.5%)
Alabama Power Co.	5.550%	2/1/17	11,765	13,235
Baltimore Gas & Electric Co.	5.900%	10/1/16	15,000	17,226
Carolina Power & Light Co.	6.300%	4/1/38	1,625	1,866
Consolidated Edison Co. of New York Inc.	5.625%	7/1/12	16,205	16,990
Consolidated Edison Co. of New York Inc.	4.875%	2/1/13	9,700	10,284
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	50,000	56,253
Duke Energy Carolinas LLC	6.250%	1/15/12	20,000	20,605
Duke Energy Carolinas LLC	5.250%	1/15/18	29,190	32,581
Duke Energy Carolinas LLC	3.900%	6/15/21	11,045	11,063
3 Enel Finance International NV	5.125%	10/7/19	17,000	17,158
3 Enel Finance International NV	6.800%	9/15/37	11,665	11,424
Florida Power & Light Co.	4.850%	2/1/13	12,000	12,735
Florida Power & Light Co.	6.200%	6/1/36	22,452	25,462
Florida Power & Light Co.	5.250%	2/1/41	23,745	24,028
Florida Power Corp.	6.650%	7/15/11	25,000	25,031
Georgia Power Co.	5.700%	6/1/17	50,000	57,311
Midamerican Energy Holdings Co.	6.500%	9/15/37	35,000	39,451
National Rural Utilities Cooperative Finance
Corp.	7.250%	3/1/12	40,000	41,730
National Rural Utilities Cooperative Finance
Corp.	4.750%	3/1/14	12,000	13,042
3 Niagara Mohawk Power Corp.	3.553%	10/1/14	16,500	17,270
NSTAR	4.500%	11/15/19	1,880	1,964
NSTAR Electric Co.	4.875%	10/15/12	20,800	21,851
Oklahoma Gas & Electric Co.	6.500%	4/15/28	10,000	11,004
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	10,415	9,935
Pacific Gas & Electric Co.	4.250%	5/15/21	8,335	8,308
Peco Energy Co.	4.750%	10/1/12	12,000	12,562
Potomac Electric Power Co.	6.500%	11/15/37	8,000	9,392
PPL Electric Utilities Corp.	6.250%	5/15/39	2,675	3,009
Public Service Co. of Colorado	3.200%	11/15/20	13,650	13,000
Public Service Electric & Gas Co.	2.700%	5/1/15	7,970	8,139
Public Service Electric & Gas Co.	3.500%	8/15/20	10,000	9,756
SCANA Corp.	6.250%	2/1/12	28,930	29,814
Southern California Edison Co.	5.000%	1/15/14	11,800	12,889
Southern California Edison Co.	5.500%	8/15/18	31,730	36,078
Southern California Edison Co.	3.875%	6/1/21	24,860	24,789
Southern Co.	5.300%	1/15/12	20,000	20,496
Virginia Electric and Power Co.	4.750%	3/1/13	16,350	17,375
Virginia Electric and Power Co.	5.950%	9/15/17	50,000	58,554
Wisconsin Electric Power Co.	5.700%	12/1/36	13,825	14,590

Natural Gas (0.4%)
3 DCP Midstream LLC	6.450%	11/3/36	9,375	9,819
Nisource Finance Corp.	6.400%	3/15/18	50,000	56,388
TransCanada PipeLines Ltd.	3.800%	10/1/20	30,875	30,539

				884,996
Total Corporate Bonds (Cost $9,340,844)				9,850,997

Sovereign Bonds (U.S. Dollar-Denominated) (2.2%)
3 Abu Dhabi National Energy Co.	5.875%	10/27/16	10,000	10,749
Asian Development Bank	4.500%	9/4/12	40,000	41,755
3 Austria Government International Bond	2.000%	11/15/12	18,170	18,624
Bank Nederlandse Gemeenten	6.000%	3/26/12	50,000	51,936
3 CDP Financial Inc.	4.400%	11/25/19	22,000	22,433
3 EDF SA	4.600%	1/27/20	27,000	27,928
European Investment Bank	4.625%	5/15/14	54,000	59,416
European Investment Bank	4.625%	10/20/15	15,000	16,761
Kreditanstalt fuer Wiederaufbau	4.125%	10/15/14	22,000	24,058
Kreditanstalt fuer Wiederaufbau	1.250%	10/26/15	32,000	31,324
Oesterreichische Kontrollbank AG	4.500%	3/9/15	17,000	18,782
Province of New Brunswick	5.200%	2/21/17	30,000	34,412
Province of Ontario	1.375%	1/27/14	23,000	23,158
Province of Ontario	4.500%	2/3/15	40,000	44,127
Province of Ontario	4.400%	4/14/20	48,000	51,127
Province of Quebec	5.125%	11/14/16	20,000	22,896
3 Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	7,855	8,505
Total Sovereign Bonds (Cost $475,586)				507,991
Taxable Municipal Bonds (3.4%)
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	24,560	26,603
California GO	5.700%	11/1/21	7,895	8,284
California GO	7.550%	4/1/39	2,255	2,593
California GO	7.300%	10/1/39	3,465	3,874
California GO	7.600%	11/1/40	17,685	20,424
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	4,445	4,614
Chicago IL O'Hare International Airport
Revenue	6.845%	1/1/38	12,090	12,543
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	13,390	13,958
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	22,485	24,707
District of Columbia Income Tax Revenue	5.591%	12/1/34	6,480	6,758
Duke University North Carolina Revenue	5.850%	4/1/37	62,165	67,672
Illinois GO	5.365%	3/1/17	565	583
Illinois GO	5.665%	3/1/18	10,540	10,897
Illinois GO	5.877%	3/1/19	21,350	21,992
Illinois GO	5.100%	6/1/33	2,535	2,160
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	15,840	16,416
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	11,230	11,403
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	18,590	20,791
Los Angeles CA Unified School District GO	5.750%	7/1/34	30,000	30,133
Louisville & Jefferson County KY Metropolitan
Sewer District Revenue	6.250%	5/15/43	11,000	11,484
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	12,005	12,715
Massachusetts Development Finance Agency
Revenue (Harvard University)	6.300%	10/1/37	68,000	75,052
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	15,000	15,927
Metropolitan New York Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	2,430	2,942
Metropolitan New York Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	8,070	8,479

5 New Jersey Economic Development Authority
Revenue (State Pension Funding)	7.425%	2/15/29	46,080	51,476
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.700%	3/1/39	13,020	14,190
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	28,975	35,224
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	2,000	2,334
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	11,965	12,829
New York State Thruway Authority Revenue	5.883%	4/1/30	29,670	32,678
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	31,250	34,177
Oregon Department Transportation Highway
Usertax Revenue	5.834%	11/15/34	14,510	15,320
6 Oregon School Boards Association GO	4.759%	6/30/28	15,000	13,485
Port Authority of New York & New Jersey
Revenue	5.859%	12/1/24	9,605	10,816
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	5,665	6,175
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	6,175	6,794
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	8,000	8,802
Texas Transportation Commission Revenue	5.178%	4/1/30	12,275	12,598
University of California Regents Medical
Center Revenue	6.548%	5/15/48	7,410	7,544
University of California Regents Medical
Center Revenue	6.583%	5/15/49	12,635	12,900
University of California Revenue	5.770%	5/15/43	23,675	23,435
Utah GO	3.289%	7/1/20	22,900	22,460
7 Wisconsin GO	5.700%	5/1/26	9,000	9,547
Total Taxable Municipal Bonds (Cost $734,232)				765,788
				Market
				Value
			Shares	($000)
Common Stocks (38.7%)
Consumer Discretionary (2.9%)
Home Depot Inc.			8,856,700	320,790
McDonald's Corp.			2,208,400	186,212
Mattel Inc.			2,909,000	79,968
Genuine Parts Co.			1,284,200	69,861
				656,831
Consumer Staples (7.6%)
Philip Morris International Inc.			3,532,100	235,838
Kimberly-Clark Corp.			3,368,500	224,207
Kraft Foods Inc.			6,028,100	212,370
Sysco Corp.			6,452,400	201,186
Unilever NV			5,152,800	169,270
PepsiCo Inc.			2,362,300	166,377
Altria Group Inc.			4,062,500	107,291
Procter & Gamble Co.			1,609,000	102,284
Imperial Tobacco Group plc			2,756,662	91,776
HJ Heinz Co.			1,697,100	90,422
General Mills Inc.			2,190,900	81,545
Reckitt Benckiser Group plc			800,802	44,230
				1,726,796

Energy (5.0%)
Chevron Corp.	3,963,200	407,576
Royal Dutch Shell plc Class B	7,281,228	259,839
ConocoPhillips	3,007,200	226,111
Exxon Mobil Corp.	1,671,100	135,994
Total SA ADR	1,961,000	113,424
		1,142,944
Financials (4.3%)
Marsh & McLennan Cos. Inc.	9,816,000	306,161
National Bank of Canada	1,918,400	155,588
M&T Bank Corp.	1,558,200	137,044
Chubb Corp.	1,927,100	120,656
BlackRock Inc.	469,200	89,997
Swiss Re Ltd.	1,299,353	72,962
HSBC Holdings plc	5,629,600	55,816
Credit Suisse Group AG ADR	1,114,600	43,492
Plum Creek Timber Co. Inc.	300,247	12,172
Swiss Reinsurance Co. Ltd.	113	6
		993,894
Health Care (5.1%)
Johnson & Johnson	5,450,900	362,594
Merck & Co. Inc.	9,621,250	339,534
Pfizer Inc.	15,245,600	314,059
AstraZeneca plc ADR	2,831,000	141,748
		1,157,935
Industrials (5.4%)
General Electric Co.	12,489,200	235,546
3M Co.	2,277,900	216,059
Illinois Tool Works Inc.	3,295,400	186,157
Waste Management Inc.	4,384,300	163,403
Eaton Corp.	2,983,100	153,481
Stanley Black & Decker Inc.	1,540,500	110,993
Emerson Electric Co.	1,928,500	108,478
Lockheed Martin Corp.	874,800	70,833
		1,244,950
Information Technology (2.5%)
Intel Corp.	8,950,400	198,341
Analog Devices Inc.	5,009,900	196,087
Maxim Integrated Products Inc.	7,132,900	182,317
		576,745
Materials (1.4%)
EI du Pont de Nemours & Co.	2,470,300	133,520
Nucor Corp.	2,199,600	90,667
Packaging Corp. of America	2,358,100	66,003
PPG Industries Inc.	237,700	21,581
		311,771
Telecommunication Services (1.8%)
AT&T Inc.	9,106,785	286,044
Vodafone Group plc ADR	4,729,000	126,359
		412,403
Utilities (2.7%)
Xcel Energy Inc.	5,154,500	125,254
NextEra Energy Inc.	1,740,700	100,021
Cia Energetica de Minas Gerais ADR	4,441,180	91,666
American Electric Power Co. Inc.	2,145,300	80,835

Northeast Utilities			1,938,600	68,181
PG&E Corp.			1,447,500	60,838
Dominion Resources Inc.			1,227,800	59,266
PPL Corp.			1,009,900	28,105
				614,166
Total Common Stocks (Cost $6,965,511)				8,838,435
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Temporary Cash Investments (3.0%)
Repurchase Agreements (3.0%)
Banc of America Securities, LLC
(Dated 6/30/11, Repurchase Value
$10,500,000, collateralized by Federal
National Mortgage Assn. 0.000%, 11/15/14)	0.050%	7/1/11	10,500	10,500
Barclays Capital Inc.
(Dated 6/28/11, Repurchase Value
$143,501,000, collateralized by Federal
Home Loan Mortgage Corp. 3.790%-
6.233%, 10/1/37-5/1/41, and Federal
National Mortgage Assn. 4.500%-6.000%,
3/1/37-3/1/41)	0.050%	7/5/11	143,500	143,500
Deutsche Bank Securities, Inc.
(Dated 6/28/11, Repurchase Value
$62,000,000, collateralized by Federal
National Mortgage Assn. 4.000%-6.000%,
5/1/36-12/1/39)	0.040%	7/5/11	62,000	62,000
Goldman Sachs & Co.
(Dated 6/30/11, Repurchase Value
$226,600,000, collateralized by Federal
Home Loan Mortgage Corp. 3.500%-
7.000%, 3/1/20-6/1/41, and Federal
National Mortgage Assn. 3.500%-7.500%,
10/1/16-7/1/41)	0.030%	7/1/11	226,600	226,600
Goldman Sachs & Co.
(Dated 6/28/11, Repurchase Value
$44,501,000, collateralized by Federal
National Mortgage Assn. 5.000%-6.000%,
2/1/37-7/1/39)	0.100%	7/5/11	44,500	44,500
HSBC Securities Inc.
(Dated 6/30/11, Repurchase Value
$212,300,000, collateralized by Federal
Home Loan Mortgage Corp. 4.000%-
5.500%, 7/1/17-6/1/41)	0.050%	7/1/11	212,300	212,300
				699,400
Total Temporary Cash Investments (Cost $699,400)				699,400
Total Investments (101.5%) (Cost $20,736,207)				23,204,766
Other Assets and Liabilities-Net (-1.5%)[8]				(345,982)
Net Assets (100%)				22,858,784

1 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the aggregate value of these securities was $1,639,312,000, representing 7.2% of net assets.

4 Adjustable-rate security.
5 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
6 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
7 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
8 Cash of $5,515,000, has been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GO—General Obligation Bond.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At June 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	September 2011	(5,014)	(613,353)	(3,210)

Wellesley Income Fund

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. Swap Contracts: The fund may invest in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund has sold credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund has also purchased credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional principal amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk for all types of swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

The fund has no open swap contacts at June 30, 2011.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Wellesley Income Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of June 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,938,922	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	603,233	—
Corporate Bonds	—	9,850,997	—
Sovereign Bonds	—	507,991	—
Taxable Municipal Bonds	—	765,788	—
Common Stocks	8,313,806	524,629	—
Temporary Cash Investments	—	699,400	—
Futures Contracts—Assets[1]	2,585	—	—
Total	8,316,391	14,890,960	—
1 Represents variation margin on the last day of the reporting period.

F. At June 30, 2011, the cost of investment securities for tax purposes was $20,747,156,000. Net unrealized appreciation of investment securities for tax purposes was $2,457,610,000, consisting of unrealized gains of $2,636,952,000 on securities that had risen in value since their purchase and $179,342,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WELLESLEY INCOME FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLESLEY INCOME FUND
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: August 18, 2011
VANGUARD WELLESLEY INCOME FUND
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: August 18, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683,
Incorporated by Reference.